Deposits, Prepayments and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2025
Deposits Prepayments And Other Current Assets Abstract
Schedule of Deposits, Prepayments and Other Current Assets
	As of June 30,
	2025	2024	2023
	US$	US$	US$
Deposits for purchase of vehicle	-	25,358	25,267
Disposal proceeds receivable	1,060,078	-	-
Other current assets	156,511	-	-
Deposits, prepayments and other current assets	1,216,589	25,358	25,267